Inventory, net	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventory net [Line Items]
Disclosure of inventories [text block]
8.	Inventory, net

(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Finished goods	7,715	6,151
Products in process (b)	73,796	56,190
Spare parts and supplies	81,383	84,787
	162,894	147,128
Provision for impairment of value of inventory (c)	(23,163)	(11,603)

	139,731	135,525

Classification by use:
Current portion	135,919	132,287
Non-current portion	3,812	3,238

	139,731	135,525

(b)	Products in process include mineral deposits located in the Tajo Norte mining unit (El Brocal). The detail of this mineral as of December 31, 2018 and 2017 is presented below:

	2018		2017
	US$(000)	DMT	US$(000)	DMT

Mineral in stock piles	5,297	342,411	7,173	463,746
Fresh mineral in plant	32,506	1,818,008	11,983	835,613
Tail mineral	-	-	279	30,110
	37,803	2,160,419	19,435	1,329,469

Provision for impairment of value in mineral classified in process	(1,467)	-	(1,467)	-
	36,336	2,160,419	17,968	1,329,469

Classification by use:
Current portion	33,383		14,730
Non-current portion	2,953		3,238
	36,336		17,968

El Brocal´ Management estimates to use the non-current mineral during the years 2019 and 2020, according to the new mining plans prepared by El Brocal.

c)	The provision for impairment of value of inventory had the following movement during the years 2018, 2017 and 2016:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	11,603	8,386	20,472

Provision for impairment of finished and in progress goods, note 21(a)	4,640	2,118	-
Reversal for impairment of finished and in progress goods (continuing operations), note 21(a)	(119)	-	(7,581)
Provision for impairment of spare parts and supplies, note 26	7,039	2,444	-
Reversal for impairment of spare parts and supplies (discontinued operations), note 1(e)	-	(1,345)	(706)
Transfer from mining units held for sale	-	-	1,448
Reversal in provision for impairment of inventories	-	-	(5,137)
Reversal for impairment of spare parts and supplies, note 26	-	-	(110)

Final balance	23,163	11,603	8,386

In the opinion of Group’s Management, the provision for impairment of value of inventory adequately covers this risk as of the date of the consolidated statements of financial position.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of inventory net [Line Items]
Disclosure of inventories [text block]
7.	Inventories, net

(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Precious metals	6,878	15,446
Leach in-circuit	1,835	8,057
Mill in-circuit	4,002	2,048
Materials and supplies	49,327	52,171
	62,042	77,722

Allowance for obsolescence of materials and supplies (b)	(7,515)	(7,076)

	54,527	70,646

(b)	The allowance for obsolescence of material and supplies had the following movement during the years 2018, 2017 and 2016:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Opening balance	7,076	5,272	5,881
Provision for impairment of materials and supplies	1,887	2,896	3,104
Reversal of provision for impairment of materials and supplies	(1,448)	(1,092)	(3,713)

Ending balance	7,515	7,076	5,272

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of inventory net [Line Items]
Disclosure of inventories [text block]
5.	Inventories, net

This item is made up as follows:

	December 31 , 2018	December 31 , 2017
	US$(000)	US$(000)

Current
Materials and supplies	308,378	273,939
Work-in-process (WIP) (a)	149,975	148,928
Finished goods:
Copper concentrate	17,949	18,068
Copper cathode	8,035	4,032
Molybdenum concentrate	3,205	1,896
Less: Provision for obsolescence of materials and supplies	(11)	(1,237)
	487,531	445,626

Non-current
Work-in-process (WIP) (a)	255,918	248,452

Total inventories	743,449	694,078

(a)
Work-in-process inventories represent mill and leach stockpiles, which contain higher grade ores (mill stockpiles) and medium and lower grade ores (leach stockpiles) that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or long term. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities.